Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Bunkers	$ 1,120,372	$ 2,152,601
Lubricants	1,652,160	1,534,497
Total	$ 2,772,532	$ 3,687,098